SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6)	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 CNY (¥)	May 19, 2015 CNY (¥)
Assets and liabilities
Accounts receivable, net	$ 7,839,956		¥ 48,150,046		¥ 50,552,034
Prepayment and other current assets	1,850,534		24,505,249		11,932,244
Amounts due from related parties	1,550,868				10,000,000
Total current assets	49,651,367		312,950,666		320,152,015
Equity method investments			35,729,848		48,747,486
Property and equipment, net	8,875,578		62,720,375		57,229,727
Other assets	1,648,689		11,887,740		10,630,745
Total assets	72,962,334		455,244,300		470,461,130
Accrued expenses and other payables	8,954,657		54,415,425		57,739,627
Deferred revenues	2,576,328		21,742,735		16,612,164
Total current liabilities and total liabilities	11,822,354		77,921,892		¥ 76,230,542
Net revenue and net income (loss)
Net revenue	64,692,923	¥ 417,139,969	350,157,824	¥ 384,668,378
Net income	4,040,197	26,051,187	23,055,720	27,276,435
Cash flows
Net cash provided by operating activities	10,003,840	64,504,771	45,852,235	37,343,760
Net cash used in investing activities	(5,707,422)	(36,801,464)	(52,759,443)	(13,959,185)
Net cash used in financing activities	$ (3,149,873)	¥ (20,310,382)	(63,660,710)	(700,409)
VIE
Assets and liabilities
Cash			18,397,974
Accounts receivable, net			23,145,899
Prepayment and other current assets			5,228,560
Amounts due from related parties			25,159
Total current assets			46,797,592
Equity method investments			35,729,848
Property and equipment, net			562,021
Other assets			8,171,895
Total assets			91,261,356
Accrued expenses and other payables			15,011,489
Amounts due to related parties			19,436,997
Deferred revenues			731,490
Total current liabilities and total liabilities			35,179,976
Net revenue and net income (loss)
Net revenue			154,454,044	100,204,186
Net income			21,951,065	13,224,130
Cash flows
Net cash provided by operating activities			22,655,696	21,829,320
Net cash used in investing activities			¥ (37,956,001)	¥ (249,904)
Assets pledged or collateralized						¥ 0